Infinity Core Alternative Fund

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(877) 779-1999

June 2, 2022

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Infinity Core Alternative Fund (File Nos. 333-239248; 811-22923); (the “Fund” or the “Registrant”)

Dear Sir or Madam:

On behalf of the Registrant, transmitted herewith for filing is Post-Effective Amendment No. 6 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 22 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”).

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective on August 1, 2022. The Amendment is being filed (i) to reflect a change of control of the Fund’s investment adviser, First Trust Capital Management L.P. (formerly, Vivaldi Asset Management, LLC) (“FTCM”), changes to the investment agreement with FTCM and other related changes, (ii) to add certain exhibits, and (iii) to make other non-material changes. The Registrant plans to file a post-effective amendment pursuant to paragraph (b) of Rule 486 prior to the effectiveness of the Amendment to update annual financial and other information with respect to the Fund.

Please direct questions and comments to the undersigned at (626) 914-1360 or joy.ausili@mfac-ca.com.

Sincerely,

/s/Joy Ausili

Joy Ausili

Cc:	Veena Jain, Faegre Drinker Biddle & Reath LLP